UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2011
                                                 -----------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-823-1264
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Charles H. Richter             Cobleskill, NY           1/18/2012
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------
Form 13F Information Table Entry Total:       95
                                         -------------
Form 13F Information Table Value Total:   1,317,758
                                         -------------
                                          (thousands)

List of Other Included Managers:

      NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altera Corp                    COM              021441100      742    20001 SH       Sole                    20001
America's Car-Mart Inc.        COM              03062T105     1215    31001 SH       Sole                    31001
American Business Bank         COM              02475l105      378    16424 SH       Sole                    16424
Amerisafe, Inc.                COM              03071h100     1025    44101 SH       Sole                    44101
AngioDynamics, Inc.            COM              03475v101      474    32001 SH       Sole                    32001
Aqua America Inc               COM              03836w103     3726   169000 SH       Sole                   169000
Arthur J Gallagher & Co.       COM              363576109    10939   327131 SH       Sole                   327131
Bank of the Ozarks, Inc.       COM              063904106    12199   411727 SH       Sole                   411727
Bed Bath and Beyond            COM              075896100    31178   537834 SH       Sole                   537834
Berkshire Hathaway A           COM              084670108    35689      311 SH       Sole                      311
Berkshire Hathaway B           COM              084670702    11938   156460 SH       Sole                   156460
Biglari Holdings Inc.          COM              08986r101     1050     2851 SH       Sole                     2851
Brookfield Asset Management    COM              112585104    34097  1240777 SH       Sole                  1240777
Brown & Brown Inc.             COM              115236101    59216  2616717 SH       Sole                  2616717
Cambridge Bancorp              COM              132152109      569    16741 SH       Sole                    16741
Camden National Corp           COM              133034108      731    22436 SH       Sole                    22436
Carmax                         COM              143130102    27387   898511 SH       Sole                   898511
Cass Information Systems Inc.  COM              14808p109     1244    34188 SH       Sole                    34188
Clarcor Inc.                   COM              179895107      321     6424 SH       Sole                     6424
Courier Corp                   COM              222660102     3275   279189 SH       Sole                   279189
Digital River                  COM              25388b104     3004   200001 SH       Sole                   200001
Dimeco Inc.                    COM              25432w104      296     8846 SH       Sole                     8846
Donaldson Co., Inc.            COM              257651109    37007   543587 SH       Sole                   543587
Dr. Pepper Snapple Group Inc.  COM              26138E109     1579    40000 SH       Sole                    40000
Enterprise Financial Services  COM              293712105      742    50151 SH       Sole                    50151
EOG Resources Inc.             COM              26875p101    43353   440089 SH       Sole                   440089
Evolution Petroleum Corporatio COM              30049a107      580    72001 SH       Sole                    72001
Exactech, Inc.                 COM              30064e109      429    26066 SH       Sole                    26066
Exxon Mobil Corp               COM              30231G102      645     7604 SH       Sole                     7604
Flowers Foods                  COM              343498101     8824   464920 SH       Sole                   464920
Forward Air                    COM              349853101    25067   782137 SH       Sole                   782137
Franklin Resources             COM              354613101    28547   297174 SH       Sole                   297174
General Electric Co            COM              369604103     1621    90482 SH       Sole                    90482
Glenville Bank Hldg Co.        COM              37908p109      214     2756 SH       Sole                     2756
Graco                          COM              384109104    16275   398008 SH       Sole                   398008
Healthcare Realty Trust Inc    COM              421946104      354    19051 SH       Sole                    19051
Heartland Express              COM              422347104    31153  2180082 SH       Sole                  2180082
Hilltop Holdings               COM              432748101      382    45251 SH       Sole                    45251
Home Bancshares, Inc           COM              436893200    10715   413551 SH       Sole                   413551
Hormel Foods Inc               COM              440452100      293    10000 SH       Sole                    10000
Houston Wire & Cable Company   COM              44244K109     1636   118401 SH       Sole                   118401
Idex Corporation               COM              45167R104    45408  1223617 SH       Sole                  1223617
Illinois Tool Works            COM              452308109    27764   594383 SH       Sole                   594383
International Bus Mach         COM              459200101      644     3505 SH       Sole                     3505
Inventure Foods, Inc.          COM              461212102      240    64151 SH       Sole                    64151
John Wiley & Sons              COM              968223206    57767  1301063 SH       Sole                  1301063
Johnson & Johnson              COM              478160104    36493   556458 SH       Sole                   556458
Knight Transportation Inc.     COM              499064103    23730  1517271 SH       Sole                  1517271
Landauer Inc                   COM              51476K103     3348    65000 SH       Sole                    65000
Ledyard Financial Group        COM              523338101      327    11176 SH       Sole                    11176
M & T Bank Corp                COM              55261F104    10365   135777 SH       Sole                   135777
Magnum Hunter Res Corp         COM              55973b102      650   120501 SH       Sole                   120501
Markel Corp                    COM              570535104    52640   126944 SH       Sole                   126944
McCormick & Co.                COM              579780206     2685    53251 SH       Sole                    53251
McGrath Rentcorp               COM              580589109    29234  1008430 SH       Sole                  1008430
Medidata Solutions Inc         COM              58471a105     1868    85901 SH       Sole                    85901
Mednax Inc.                    COM              58502b106    65000   902646 SH       Sole                   902646
Merchants Bancshares Inc.      COM              588448100      254     8686 SH       Sole                     8686
Meredith Corp                  COM              589433101    17104   523874 SH       Sole                   523874
Metro Bancorp Inc.             COM              59161r101      357    42576 SH       Sole                    42576
Microchip Technology Inc.      COM              595017104    19623   535701 SH       Sole                   535701
Mohawk Industries              COM              608190104    15335   256228 SH       Sole                   256228
National Instruments           COM              636518102     2128    82001 SH       Sole                    82001
NBT Bancorp Inc.               COM              628778102     5365   242417 SH       Sole                   242417
OneBeacon                      COM              G67742109    12433   807892 SH       Sole                   807892
Patriot Transportation Holding COM              70337B102      435    20056 SH       Sole                    20056
Patterson Companies Inc.       COM              703395103    35478  1201840 SH       Sole                  1201840
Penseco Financial Services     COM              709570105      213     5673 SH       Sole                     5673
Protective Life Corp.          COM              743674103    21174   938570 SH       Sole                   938570
Questar Corp                   COM              748356102     3984   200601 SH       Sole                   200601
Rofin-Sinar Technologies Inc.  COM              775043102     1225    53601 SH       Sole                    53601
Ross Stores Inc.               COM              778296103    63291  1331594 SH       Sole                  1331594
S Y Bancorp                    COM              785060104      403    19635 SH       Sole                    19635
SCBT Financial                 COM              78401v102    14498   499766 SH       Sole                   499766
Sigma Aldrich Corp.            COM              826552101     3748    60001 SH       Sole                    60001
Southern National Bancorp of V COM              843395104      508    83326 SH       Sole                    83326
Sterling Bancorp               COM              859158107      360    41714 SH       Sole                    41714
Strayer Education              COM              863236105     4897    50386 SH       Sole                    50386
Stryker Corp                   COM              863667101    20873   419900 SH       Sole                   419900
TCF Financial                  COM              872275102    14079  1364287 SH       Sole                  1364287
Trustco Bank Corp              COM              898349105      115    20533 SH       Sole                    20533
Ultra Petroleum Corp           COM              903914109    28896   975211 SH       Sole                   975211
US Bancorp                     COM              902973304      208     7694 SH       Sole                     7694
US Ecology, Inc.               COM              91732j102     6358   338551 SH       Sole                   338551
VCA Antech, Inc.               COM              918194101     2941   148901 SH       Sole                   148901
Washington Banking Co.         COM              937303105      502    42110 SH       Sole                    42110
Waters Corp.                   COM              941848103    30248   408486 SH       Sole                   408486
Watson Pharmaceuticals         COM              942683103      507     8400 SH       Sole                     8400
Websense, Inc.                 COM              947684106      661    35301 SH       Sole                    35301
Westamerica Bank               COM              957090103     3479    79241 SH       Sole                    79241
White Mtns Insurance           COM              g9618e107    67298   148409 SH       Sole                   148409
Winthrop Realty Trust          COM              976391300     1074   105576 SH       Sole                   105576
Xilinx Inc                     COM              983919101    25171   785120 SH       Sole                   785120
Yum Brands                     COM              988498101    36609   620381 SH       Sole                   620381
Zebra Technologies A           COM              989207105    47654  1331848 SH       Sole                  1331848